Aquila Investment Management LLC
120 Madison Avenue, Suite 3600
New York, NY  10036
212-697-6666
2312-687-5373 Fax





June 19, 2017




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Aquila Municpal Trust
	Rule 24F-2 Filing
	(33 Act No. 33-1857; 40 Act No. 811-4503)

Ladies and Gentlemen:

       On behalf of Aquila Municipal Trust, a
Massachusetts business trust (the 'Trust'), we are hereby filing the annual notice of securities sold pursuant to Rule 24F-2 under the Investment Company
Act of 1940. This Notice is being filed for the period ended March 31, 2017.


	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.



Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer